Investment in Joint Venture (Tables)	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial information in Joint Venture

The Company’s interest in the Joint Venture (“Powder River Basin LLC” or the “Buyer”) is accounted for using the equity method in the consolidated financial statements. Summarized financial information of the joint venture are set out below:

	December 31, 2025	June 30, 2025
	$	$
Current Assets	292,144	1,154,723
Non-current assets	35,771,486	32,115,558
Current liabilities	(10,339,806)	(10,657,035)
Non-current liabilities	(10,297,153)	(10,232,250)
Net Assets	15,426,671	12,380,996

Schedule of profit and loss of Powder River Basin LLC in Joint Venture

The summarized statement of profit and loss of Powder River Basin LLC for the six months ended December 31, 2025 and 2024 is set out below:

	December 31, 2025	December 31, 2024
	$	$
Administrative expenses	117,853	—
Amortization expenses	40,483	—
Interest expenses	7,384	—
Loss for the period	(165,720)	—
Company's share of loss for the period	(82,860)	—

Schedule of investment in the Joint Venture
$
Balance, June 30, 2025	16,505,997
Cash contributions to JV	1,502,819
Share of loss in Powder River Basin LLC	(82,860)
Balance, December 31, 2025	17,925,956